Equity - Distribution of Profit - Proposed Distribution of Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity.
Voluntary reserve	€ (83,138)	€ (246,735)
Lossest of the Parent	€ (83,138)	€ (246,735)